Summary of Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	Maximum three years
Employee benefits, minimum return guaranteed by employer		1.75%	3.25%
Percentage of contribution by employee			3.75%
Number of operating segment	1
Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Employee benefits, minimum return guaranteed by employer	1.75%
Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Employee benefits, minimum return guaranteed by employer	3.75%